SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Schedule of Number of Company's Authorised and Issued Ordinary Shares

	December 31,	December 31,
	2022	2021
Listed A shares	13,217,626	13,078,707
Listed H shares	3,943,966	3,943,966
	17,161,592	17,022,673